Supplement dated May 11, 2018, to the
Prospectus dated April 30, 2018
for your Variable Annuity
Issued by

ALLSTATE LIFE INSURANCE COMPANY

AIM LIFETIME PLUSSM II VARIABLE ANNUITY

This supplement amends certain disclosure contained in the prospectus for your AIM Lifetime PlusSM II Variable Annuity contract issued by Allstate Life Insurance Company.

The Annual Fund Expenses table in the section of the Prospectus captioned “Expense Table” is replaced with the following:
ANNUAL FUND EXPENSES

	Minimum	Maximum
Total Annual Fund Operating Expenses (1) (expenses that are deducted from Fund assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.40%	1.60%
(1)    Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2017.

The Expense Example table in the section of the Prospectus captioned “Expense Table” is replaced with the following:

	Assuming Maximum Total Annual Fund Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,061	$1,696	$2,348	$3,811
If you annuitize your annuity at the end of the applicable time period:	$361	$1,096	$1,848	$3,811
If you do not surrender your annuity:	$361	$1,096	$1,848	$3,811

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In the section of the Prospectus captioned “Investment Alternatives: The Variable Sub-Accounts” the Investment Objectives are replaced with the following:

Series I shares:	Investment Objective:	Investment Advisor
Invesco V.I. American Franchise Fund – Series I	Seek capital growth	Invesco Advisers, Inc.*
Invesco V.I. Core Equity Fund – Series I (3)	Long-term growth of capital
Invesco V.I. Core Plus Bond Fund – Series I	Total return, comprised of current income and capital appreciation.
Invesco V.I. Equity and Income Portfolio – Series I	Both capital appreciation and current income.
Invesco V.I. Government Money Market Fund – Series I	Provide current income consistent with preservation of capital and liquidity.
Invesco V.I. Government Securities Fund – Series I	Total return, comprised of current income and capital appreciation
Invesco V.I. High Yield Fund – Series I	Total return comprised of current income and capital appreciation
Invesco V.I. International Growth Fund – Series I	Long-term growth of capital
Invesco V.I. Managed Volatility Fund – Series I	Both capital appreciation and current income while managing portfolio volatility
Invesco V.I. Mid Cap Core Equity Fund – Series I (2)	Long-term growth of capital
Invesco V.I. Mid Cap Growth Fund – Series I	Seeks capital growth
Invesco V.I. Technology Fund – Series I	Long-term growth of capital
Invesco V.I. Value Opportunities Fund – Series I (1)	Long-term growth of capital

(1)
Effective August 19, 2011, the Invesco V.I. Value Opportunities – Series I Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

(2)
Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series I Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

(3)
Effective December 23, 2016, the Invesco V.I. Core Equity Fund – Series I Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

*The investment objective(s) of each Sub-Account may be changed by the Fund’s Board of Directors without shareholder approval.

If you have any questions, please contact your financial representative or our Variable Annuities Service Center at (800) 457-7617. Our representatives are available to assist you Monday through Friday between 7:30 a.m. and 5:00 p.m. Central time.

Please keep this supplement for future reference together with your prospectus. No other action is required of you.

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